Key Management Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Schedule of Key Management our Directors and Senior Vice Presidents
The carrying value of the advances approximates fair value based on prevailing market interest rates in effect at December 31, 2019. This is considered a Level 2 fair value measurement with significant other observable inputs on the fair value hierarchy (Note 30).

($ in millions)	US$	CAD$ Equivalent
	2019	2019
As at January 1	$—	$—
Cash flows
Advances	708	946
Finance fees paid	(6)	(8)
Non-cash changes
Changes in foreign exchange rates	—	(26)
As at December 31	$702	$912
The compensation for key management recognized in total comprehensive income in respect of employee services is summarized in the table below. Key management includes our directors, President and Chief Executive Officer, and senior vice presidents.

(CAD$ in millions)	2019	2018
Salaries, bonuses, director fees and other short-term benefits	$17	$16
Post-employment benefits	9	1
Share option compensation expense (Note 24(c))	7	6
Compensation expense (recovery) related to Units (Note 24(d))	(1)	7
	$32	$30